Vanguard Variable Insurance Funds – Capital Growth Portfolio

Supplement Dated May 12, 2026, to the Prospectus and Summary Prospectus Dated April 28, 2026

Important Change to Vanguard Variable Insurance Funds – Capital Growth Portfolio

Fund Name Change

As previously announced, effective today, Vanguard Variable Insurance Funds – Capital Growth Portfolio (the “Fund”) has changed its name to Vanguard Variable Insurance Funds – PRIMECAP Portfolio.

All references to the Fund are replaced with Vanguard Variable Insurance Funds – PRIMECAP Portfolio.

The Fund’s investment objective, strategies, and policies will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS 277C 052026
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds

Supplement Dated May 12, 2026, to the Statement of Additional Information Dated April 28, 2026
Important Change to Vanguard Variable Insurance Funds – Capital Growth Portfolio
Fund Name Change
As previously announced, effective today, Vanguard Variable Insurance Funds – Capital Growth Portfolio (the “Fund”) has changed its name to Vanguard Variable Insurance Funds – PRIMECAP Portfolio.
All references to the Fund are replaced with Vanguard Variable Insurance Funds – PRIMECAP Portfolio.
The Fund’s investment objective, strategies, and polices will remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064E 052026